Investment Strategy - Teucrium xETFs 2x Long Daily BNB ETF	Apr. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in investments that the Adviser believes in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of BNB. Such investments generally include financial instruments and other investments that provide indirect exposure to BNB (collectively, “BNB-related investments”), each of which is described below, and may include BNB. There can be no guarantee that such a strategy will produce the desired results or that any BNB-related investment will provide returns that closely correlate to those produced by BNB. Generally, BNB-related investments are subject to certain implementation costs and expenses not applicable to direct investments in BNB that will cause the returns of BNB-related investments to differ from those of direct investments in BNB. Additionally, the Fund’s investments in BNB-related investments provide the Fund with indirect exposure to BNB, which also may contribute to differences in returns in comparison to those of direct investments in BNB. The ability to trade BNB 24 hours a day also may give rise to differences in returns of BNB-related investments that trade during standard market hours.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in BNB and BNB-related investments that the Adviser believes, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of BNB.
The Fund will invest principally in the financial instruments and other investments described below.
•Swap Agreements. Initially, the Fund expects to achieve its exposure to BNB primarily through its use of one or more swap agreements, likely a total return swap on a BNB-related index, such as the MarketVector™ BNB Index with a daily reset. As more investments that provide exposure to BNB become available for investment, the Adviser will invest in those investments that it believes will most effectively enable the Fund to achieve its investment objective. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or the return earned on an investment in BNB that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, a “BNB Swap”). BNB Swaps may reference: (i) U.S. or foreign-listed exchange traded products that provide exposure to BNB (“ETPs”), including through investments in BNB directly (a “Spot BNB ETP,” and together with ETPs, “BNB ETPs”), (ii) an index or other reference rate that the Adviser believes produces daily returns consistent with those of BNB (each, a “BNB Index”), or (iii) other benchmarks that the Adviser believes produce daily returns consistent with those of BNB (collectively with any Spot BNB ETP and any BNB Index, a “Reference Asset” or the “Reference Assets”). Generally, any such BNB Swap will provide the Fund with a return earned by the Reference Asset that is equal, on a daily basis, to 200% of the value of the Fund’s net assets; be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the Reference Asset and the exposure provided by the BNB Swap with that needed by the Fund.
•BNB Futures Contracts. Once available, the Fund may invest in BNB futures contracts that trade on an exchange regulated by the CFTC (“BNB Futures”). As of the date of this Prospectus, BNB Futures are not yet available for investment by the Fund. However, it is expected that BNB Futures will be available in the near future. To maintain its 2x daily exposure to BNB, the Fund intends to exit any BNB Futures as they near expiration and replace them with new BNB Futures with a later expiration date. This process is referred to as “rolling.” The Fund may invest in BNB Futures of any expiration date.
•BNB Options Contracts. Once available, the Fund may invest in exchange-traded options contracts that reference BNB, BNB Futures Contracts, or BNB ETPs (“BNB Options”). As of the date of this Prospectus, BNB Options are not yet available for investment by the Fund. However, it is expected that BNB Options will be available in the near future. The Fund may invest in BNB Options traded on an exchange regulated by the CFTC, or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
•BNB ETPs and BNB ETFs. The Fund may invest in BNB ETPs, the shares of which may be listed on a U.S. or European exchange. To the extent the Fund invests in BNB ETPs, such ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors, including the Fund, with the investor protections of the 1940 Act. The Fund may also invest in ETFs registered under the 1940 Act that provide exposure to BNB (“BNB ETFs”). As of the date of this Prospectus, U.S. BNB ETPs and BNB ETFs were not yet available for investment by the Fund.
•Depositary Receipts. Once available, the Fund may invest in Depositary Receipts (“DRs”) representing BNB. DRs are negotiable receipts issued by a bank or trust company that evidence ownership of assets which have been deposited with such bank or trust company’s office or agent.
The Fund expects that BNB Swaps and BNB Futures will provide the most effective means to seek to achieve the Fund’s investment objective and therefore, expects to focus its investments on BNB Swaps and, when available, BNB Futures. The Fund also expects to enter into reverse repurchase agreements, a form of borrowing. The Adviser attempts to consistently apply leverage through the Fund’s investments in BNB-related investments and reverse repurchase agreements to seek to achieve the Fund’s investment objective.
The Fund may invest directly in BNB. All BNB will be held in the custody of BitGo Bank & Trust, National Association (“BitGo”), the Fund’s crypto custodian (“Crypto Custodian”). Bitgo is a national trust bank chartered under the laws of the United States and authorized by the Office of the Comptroller of the Currency.
The Adviser, in its sole discretion, selects the Fund’s investments, including the mix of BNB and BNB-related investments, to achieve the desired exposure to BNB. The Adviser may consider the following factors, among others, when selecting the Fund’s BNB-related investments: liquidity, regulatory requirements, risk mitigation measures, the capacity of the Fund’s FCMs (as defined below), the financial condition of counterparties, and market conditions. As of the date of this Prospectus, it is expected that the Fund (and certain of its investments) will reference one or more of the Reference Assets for purposes of determining the price of BNB.
The Fund expects to invest in BNB and BNB-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to BNB and BNB-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as BNB and BNB-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter, which is one of the requirements for satisfying the “Asset Diversification Test” as described more fully in “Federal Income Taxes” of the Fund’s Statement of Additional Information (“SAI”).
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease in the price of BNB. At the close of the markets on each trading day, the Adviser determines the type, quantity, and mix of investment positions, so that its exposure to the price of BNB is consistent with the Fund’s investment objective. The impact of movements in the price of BNB during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of BNB has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of BNB has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral and/or margin requirements associated with the Fund’s BNB-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of BNB for the same period. The Fund will lose money if the price performance of BNB is flat over time, and the Fund can lose money regardless of the performance of the price of BNB because of daily rebalancing, the volatility of the price of BNB, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
BNB Swap Agreements
Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
BNB Futures Contracts
Futures contracts are agreements between two parties that are executed on a designated contract market (“DCM”), i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
BNB Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates, and/or currency exchange rates. An American-style put or call option may be exercised at any time during the option period, while a European-style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
The Fund may engage in over-the-counter (“OTC”) options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.
Additional Information about the Spot BNB ETPs
The Fund may invest directly in Spot BNB ETPs or may obtain exposure to such ETPs through swap agreements that use Spot BNB ETPs as a reference asset. These Spot BNB ETPs are designed to provide exposure to the performance of BNB and are fully secured by holdings of BNB. Each non-U.S. Spot BNB ETP issues bonds that are collateralized by the respective amount of units of BNB. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying BNB equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of BNB. The value and performance of the bonds materially depend on the value and performance of the issuer’s holdings of BNB. Based on the non-U.S. Spot BNB ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of BNB nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot BNB ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants (“APs”). Once the bonds issued by
non-U.S. Spot BNB ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
The value of shares of a Spot BNB ETP may not directly correspond to the price of BNB and is highly volatile. The price of a Spot BNB ETP may go down even if the price of the underlying asset, BNB, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot BNB ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of BNB. This means the sponsor does not speculatively sell BNB at times when its price is high or speculatively acquire BNB at low prices in the expectation of future price increases. The Spot BNB ETPs will not utilize hedging, leverage, derivatives, or any similar arrangements in seeking to meet their investment objective. Each Spot BNB ETP’s custodian will keep custody of the Spot BNB ETP’s BNB and will keep all the private keys associated with such Spot BNB ETP’s BNB held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot BNB ETP’s BNB are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
BNB & BNB Chain
BNB is a digital asset originally used by Binance and transmitted through the BNB Chain, a network of computers that operates on cryptographic protocols based on open-source code, the infrastructure of which is understood to be collectively maintained by a global user base (the “BNB Chain”). The BNB Chain allows people to exchange tokens of value, called BNB, which are recorded on a public transaction ledger known as a blockchain. BNB can be used to pay for goods and services, including computational power on the BNB Chain, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user- to-end-user transactions under a barter system. Furthermore, the BNB Chain was designed to allow users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than BNB on the BNB Chain. Smart contract operations are executed on the BNB Chain in exchange for payment of BNB. Like the Ethereum network, the BNB Chain is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.
BNB Chain is a blockchain and smart contract network for permissionless applications. The BNB Chain is an open-source protocol that enables users to deploy smart contracts to support their blockchain projects. The BNB Chain was created by Binance, a cryptocurrency exchange, in 2017. The BNB Chain is composed of three blockchains, BNB Smart Chain, opBNB and BNB Greenfield, which allow the network to create and trade assets such as BNB, coordinate transaction validators and facilitate the creation of smart contracts. Each chain serves a different purpose. BNB Smart Chain is a Layer 1 blockchain used to enable the development of user-generated permissionless applications (“Dapps”), including in the decentralized finance (“DeFi”) space. opBNB is used as a Layer 2 scaling solution for BNB Smart Chain. BNB Greenfield is used as a blockchain storage solution. The BNB Chain is one of the competitors of Ethereum. BNB Chain is powered by the proof-of-staked-authority consensus protocol, which combines delegated proof of stake (“DPoS”) and proof-of-authority (“PoA”) algorithms.
BNB is the native token of the BNB Chain and serves as the base currency for transactions, smart contract interactions and deployment, as a governance token on BNB Chain that allows token holders to participate in the governance of the network, and can currently be used to obtain discounts on trading fees on Binance. BNB can be staked to help secure the network and earn staking rewards. BNB has a capped supply of 200 million and is used as fee payment, for staking in BNB Chain's consensus process and for on-chain voting. BNB holders may become transaction validators if they stake a minimum number of BNB (although the number of validators at any one time is limited) or can delegate their coins to an already existing validator.
Defensive Positions
The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to BNB through the use of derivatives, including exchange-traded or OTC swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-BNB related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of BNB and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in BNB and BNB-related investments that the Adviser believes, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of BNB.